PROPERTY AND EQUIPMENT (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 142,232	$ 152,632
Accumulated depreciation and amortization	(102,057)	(109,529)
Property and equipment, Net	40,175	43,103		$ 38,774
Depreciation expense	5,800	6,600	$ 6,700
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	15,486	15,152
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	54,656	57,638
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 72,090	$ 79,842